Average Annual Total Returns - Institutional Class - PIMCO Income Portfolio	Institutional 1 Year	Institutional Since Inception	Institutional Inception Date	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) 1 Year	Bloomberg Barclays U.S. Aggregate Index (reflects no deductions for fees, expenses or taxes) Since Inception
Total	6.67%	6.41%	Apr. 29, 2016	7.51%	4.00%